COLLATERALIZED TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2026
COLLATERALIZED TRANSACTIONS [Abstract]
Margin Loans and Clients Collaterals Received and Repledged
The following table summarizes the amounts of margin loans and clients’ collaterals received and repledged by the Group as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
Margin loan extended to margin clients*	$13,070,052	$4,364,851
Total value of securities held by margin clients	$131,211,456	$133,458,270
Margin loan received from financial institutions**	$11,413,714	$7,234,684
Total value of securities repledged to financial institutions	$17,798,647	$10,179,699

*	The amount includes margin loan receivables from WGI totaling nil and $3.5 million, net of client payables to WGI amounting to nil and $0.2 million as of March 31, 2026 and 2025, respectively.
**	Recorded in Payable to Brokers and Clearing Organizations